Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (3,757,315)	$ (13,719,338)	$ (13,369,749)	$ 4,282,368	$ 3,155,321
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,611	8,328
Share-based compensation		14,236,000	14,236,000
Provision for inventory impairment			104,565
Depreciation	4,611	8,328	16,736	7,949	6,880
Amortization of right-of-use assets				74,119
Changes in operating assets and liabilities:
Accounts receivable		10,502,860	10,479,551	(10,491,664)
Prepayments, other receivables and other current assets	(2,983,013)	(2,907,404)	(2,844,433)	227,252	2,485,935
Right-of-use assets	(116,918)	50,464	104,797	(197,565)
Deferred tax assets	(695,628)	(1,060)	(19,704)	(2,176)	(603)
Accounts payable	(3)	209	209
Other payables and accrued liabilities	(36,933)	104,476	88,013	(374,684)	419,003
Tax payable	(1,185)	(2,508,590)	(2,585,204)	914,775	673,214
Right-of-use liabilities-current	116,786	(53,382)
Inventory	7,897,030	(10,480,692)
Amounts due to related parties	17,966
Deferred tax liability		(266)
Net Cash Provided by (Used in) Operating Activities	445,398	(4,768,395)	(4,811,035)	(3,524,152)	4,874,638
Inventories, net			(10,913,448)	1,908,309	(1,865,112)
Lease liabilities – current			(108,102)	108,465
Lease liabilities – non current			(266)	18,700
Cash Flows from Investing Activities:
Purchases of property, plant and equipment				(18,597)	(3,784)
Net Cash (Used in) Investing Activities				(18,597)	(3,784)
Cash Flows from Financing Activities:
Proceeds from IPO		4,854,914	4,856,352
Receipt of share capital		1,438
Payments for deferred offering costs		(272,403)	(272,338)	(299,324)	(554,022)
Net Cash provided by Financing Activities		4,583,949	4,584,014	(299,324)	(1,546,250)
(Repayment)/Advances to/from a director					(992,228)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(136,854)	(38,144)	(31,061)	(20,182)	21,673
Net Increase (Decrease) in Cash and Cash Equivalents	308,544	(222,590)	(258,082)	(3,862,255)	3,346,277
Cash, Cash Equivalents and Restricted Cash – Beginning of Period	185,240	443,322	443,322	4,305,577	959,300
Cash, Cash Equivalents and Restricted Cash – End of Period	$ 493,784	$ 220,732	$ 185,240	$ 443,322	$ 4,305,577